Share-based payments	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Share-based payments
22	Share-based payments
The Entity provides benefits to its employees through a share-based incentive. The following item refers to the outstanding plan on December 31, 2021.
Stock Options
On May 6, 2021, the Entity launched a Stock Option Plan (“SOP” or “Plan”) in order to grant stock options to certain key employees (“Participants”) to incentivize and reward such individuals. These awards are scheduled to vest over a three-year period and the holders of vested options are entitled to purchase shares at the market price of the shares at grant date. This right may be subject to certain conditions to be imposed by the Entity and aims at aligning the interests of the Entity’s shareholders with those of the Participants. Each option will entitle the Participant to acquire 1 Class A common shares issued by the Company. The key terms and conditions related to the grants under the SOP are as follows:

# Tranche	Period in months when options will become potentially suitable for exercise (“Grace Period”)	Limit per tranche
		(percentage of the number of options granted)	(quantity of the number of options granted)
1st tranche	12	20%	332,498
2nd tranche	24	20%	332,498
3rd tranche	36	60%	997,485
The fair value of each stock option granted was estimated at the grant date based on the Black-Scholes-Merton pricing model.

	12/31/2021

Dividend yield (%)		5
Expected volatility (%)		35
Risk-free rate of return (%)		0.40
Vesting period of options (years)		3
Strike price	US$	18.00
Spot price	US$	11.22
Pricing model		Black-Scholes-Merton
The initial date of Grace Period for the options granted will be February 1st, 2021, the Company’s Initial Public Offer settlement day. The Participant will have the right to exercise their vested options from the third anniversary of the date of execution of the program up to 1 year, after which the referred options will be automatically forfeited, in full, regardless of prior notice or notification, and without the right to any indemnity. No Participant will have any of the rights and privileges of the Company’s shareholders until the options are duly exercised and the shares under the options are acquired by the Participant.
The issue or purchase price of the shares to be subscribed or purchased by the Participants (“Exercise Price”) will be US$18.00. The Exercise Price will be reduced by the amount in dollars per share distributed to its shareholders from the date of execution of this Plan, whether as dividends, interest on equity, redemption, capital reduction or other events defined by the Board of Directors.
The maximum number of shares available for the exercise of options under this plan is limited to 5% of the total share capital of the Company at any time, on a fully diluted basis, taking into account also the options granted under this Plan.
As of December 31, 2021, there are stock options outstanding with respect to 1,662,481 Class A common shares.
The total expense recognized for the programs for the year ended December 31, 2021 was R$ 3,670.